Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 501,012	$ 288,246	$ 3,023,690	$ 612,811	$ 1,340,168	$ 976,345
Total operating expenses	(501,012)	(288,246)	(3,023,690)	(612,811)	(1,340,168)	(976,345)
OTHER INCOME (EXPENSE)
Interest expense, net of interest income					(8,966)
Interest earned on investments held in Trust Account	169,912	2,100,063	404,765	5,297,061	5,813,213	4,316,583
Other (expense)	(62,974)		(58,940)
Change in fair value of convertible note	(208,184)		(391,494)
Total other income (expense)	(101,246)	2,100,063	(45,669)	5,297,061	5,804,247	4,316,583
NET GAIN (LOSS)	(602,258)	1,811,817	(3,069,359)	4,684,250	4,464,079	3,340,238
Aspire Biopharma Inc [Member]
REVENUE
Gross Receipts
Net Revenue
COST OF REVENUE
Cost of goods sold
Total cost of revenue
GROSS PROFIT
OPERATING EXPENSES
Research and development	10,500	10,500	21,000	46,775	72,050	175,316
Marketing and sales	5,000	11,000	87,666	11,000	39,644	45,483
General and administrative	81,423	68,772	219,077	158,976	246,896	375,692
Total operating expenses	96,923	90,272	327,743	216,751	358,590	596,491
OTHER INCOME (EXPENSE)
Interest expense, net of interest income
Total other income (expense)
Net gain/(loss) before income tax provision	(96,923)	(90,272)	(327,743)	(216,751)	(358,590)	(596,491)
Provision for Income Taxes					481	626
NET GAIN (LOSS)	$ (96,923)	$ (90,272)	$ (327,743)	$ (216,751)	$ (359,071)	$ (597,117)
Weighted average number of shares outstanding - basic	490,474,467	483,608,219	490,474,467	483,608,219	490,500,000	462,550,685
Weighted average number of shares outstanding - diluted	490,474,467	483,608,219	490,474,467	483,608,219	490,500,000	462,550,685
Loss per share - basic	$ (0.000)	$ (0.000)	$ (0.001)	$ (0.000)	$ (0.001)
Loss per share - diluted	$ (0.000)	$ (0.000)	$ (0.001)	$ (0.000)	$ (0.001)
Common Class A [Member]
OTHER INCOME (EXPENSE)
Weighted average number of shares outstanding - basic	8,465,764	15,875,671	8,728,497	24,055,927	16,461,668	24,496,575
Weighted average number of shares outstanding - diluted	8,465,764	15,875,671	8,728,497	24,055,927	16,461,668	24,496,575
Loss per share - basic	$ (0.07)	$ 0.09	$ (0.35)	$ 0.16	$ 0.23	$ 0.11
Loss per share - diluted	$ (0.07)	$ 0.09	$ (0.35)	$ 0.16	$ 0.23	$ 0.11
Common Class B [Member]
OTHER INCOME (EXPENSE)
Weighted average number of shares outstanding - basic		3,753,472		5,479,972	2,717,466	7,187,500
Weighted average number of shares outstanding - diluted		3,753,472		5,479,972	2,717,466	7,187,500
Loss per share - basic		$ 0.09		$ 0.16	$ 0.23	$ 0.11
Loss per share - diluted		$ 0.09		$ 0.16	$ 0.23	$ 0.11